Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC. “Compensation actually paid” does not correlate to the total amount of cash or equity compensation realized during a fiscal year and is different from any references to “realizable” or “realized” compensation in the Compensation Discussion and Analysis.
The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we align executive compensation with the Company’s performance, including through performance-based annual incentives and the grant of PSUs as a meaningful component of our compensation program, refer to the Compensation Discussion and Analysis.
Pay Versus Performance Table (“PvP Table”)
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)	Net Income ($) (million)	Constant Currency Revenue ($) (million)(5)
2023	7,464,497	(1,276,899)	1,815,985	535,986	50.82	68.52	70.4	1,134.3
2022(1)	11,253,966	11,143,245	2,559,457	2,459,573	94.82	79.69	223.6	1,114.6
(1)
When the Separation was completed on April 1, 2022, Embecta became a reporting company. All changes in fair value during the 2022 year and the performance measures of Net Income and Constant Currency Revenue are measured from October 1, 2021 through September 30, 2022. Total Shareholder Return and Peer Group Total Shareholder Return are measured from the date of the Separation through September 30, 2022.

(2)
The PEO in the compensation columns is Mr. Kurdikar, and the other NEOs (excluding the PEO) in the compensation columns are as follows: (i) for 2022, Mr. Elguicze, Mr. Kumar, Mr. Curtis and Mr. Mann; and (ii) for 2023, Mr. Elguicze, Mr. Kumar, Mr. Curtis, Mr. Mann and Mr. Capone.

(3)
“Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to our other NEOs (excluding the PEO) reflect the following adjustments from the Total Compensation reported in the Summary Compensation Table:

	Fiscal Year 2022		Fiscal Year 2023
	PEO	Average Compensation of NON-PEO NEO	PEO	Average Compensation of NON-PEO NEO
Summary Compensation Total	$11,253,966	$2,559,457	$7,464,497	$1,815,985
Change in Pension Value During Fiscal Year	$0	$(3,306)	$0	$0
Pension Service Cost During Fiscal Year	$0	$3,825	$0	$0
Grant Date Fair Value of Awards Granted in Fiscal Year	$(9,341,554)	$(1,737,070)	$(5,268,441)	$(821,972)
Fair Value of Outstanding Unvested Awards Granted in Fiscal Year at Year-End	$8,919,496	$1,600,130	$2,348,835	$322,535
Fair Value of Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$11,088
Change in Fair Value of Outstanding Unvested Awards Granted in Prior Fiscal Years	$267,216	$42,192	$(5,934,491)	$(686,816)
Change in Fair Value of Stock Awards Vested During the Fiscal Year	$44,121	$(5,655)	$112,701	$42,280
Fair Value as of Prior Fiscal Year-End of Unvested Awards Granted in Prior Fiscal Years	$0	$0	$0	$(147,114)
Compensation Actually Paid	$11,143,245	$2,459,573	$(1,276,899)	$535,986
(4)
We selected the Standard & Poor (S&P) Smallcap 600 Health Care Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure. This Index is the same performance peer group used in the Company’s stock performance graph reported pursuant to Item 201(e) of Regulation S-K.

(5)
We have selected Constant Currency Revenue as the most important financial performance measure (that is not otherwise required to be disclosed in the table), which is defined as revenues excluding (i) the impact of fluctuations in foreign currency exchange rates by comparing results between periods as if exchange rates had remained constant period-over-period since October 1, 2022 and (ii) revenues derived from contract manufacturing. We selected this measure because the financial metrics we use to link compensation paid to the Company’s NEOs to the Company’s performance for both our Bonus Plan and PSUs are revenues-adjacent measures (as explained in the “Compensation Discussion and Analysis” section of this proxy statement). We have excluded revenues derived from contract manufacturing from this measure to exclude the transient impact of the manufacturing and sale of non-diabetes products to BD, in order to better reflect Embecta’s core injection business and provide a more accurate year over year measure. We believe that this measure reflects Embecta’s ability to innovate and compete in the global marketplace over a multi-year period. Due to the Separation date of April 1, 2022, our 2022 results include pre-Separation revenues for which there was no contract manufacturing revenue to be excluded. For a reconciliation of this non-GAAP financial measure to the most directly comparable GAAP measures, please see Appendix A to this proxy statement.

Company Selected Measure Name	Constant Currency Revenue
Named Executive Officers, Footnote [Text Block]
(2)
The PEO in the compensation columns is Mr. Kurdikar, and the other NEOs (excluding the PEO) in the compensation columns are as follows: (i) for 2022, Mr. Elguicze, Mr. Kumar, Mr. Curtis and Mr. Mann; and (ii) for 2023, Mr. Elguicze, Mr. Kumar, Mr. Curtis, Mr. Mann and Mr. Capone.

Peer Group Issuers, Footnote [Text Block]
(4)
We selected the Standard & Poor (S&P) Smallcap 600 Health Care Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure. This Index is the same performance peer group used in the Company’s stock performance graph reported pursuant to Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 7,464,497	$ 11,253,966
PEO Actually Paid Compensation Amount	$ (1,276,899)	11,143,245
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
“Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to our other NEOs (excluding the PEO) reflect the following adjustments from the Total Compensation reported in the Summary Compensation Table:

	Fiscal Year 2022		Fiscal Year 2023
	PEO	Average Compensation of NON-PEO NEO	PEO	Average Compensation of NON-PEO NEO
Summary Compensation Total	$11,253,966	$2,559,457	$7,464,497	$1,815,985
Change in Pension Value During Fiscal Year	$0	$(3,306)	$0	$0
Pension Service Cost During Fiscal Year	$0	$3,825	$0	$0
Grant Date Fair Value of Awards Granted in Fiscal Year	$(9,341,554)	$(1,737,070)	$(5,268,441)	$(821,972)
Fair Value of Outstanding Unvested Awards Granted in Fiscal Year at Year-End	$8,919,496	$1,600,130	$2,348,835	$322,535
Fair Value of Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$11,088
Change in Fair Value of Outstanding Unvested Awards Granted in Prior Fiscal Years	$267,216	$42,192	$(5,934,491)	$(686,816)
Change in Fair Value of Stock Awards Vested During the Fiscal Year	$44,121	$(5,655)	$112,701	$42,280
Fair Value as of Prior Fiscal Year-End of Unvested Awards Granted in Prior Fiscal Years	$0	$0	$0	$(147,114)
Compensation Actually Paid	$11,143,245	$2,459,573	$(1,276,899)	$535,986

Non-PEO NEO Average Total Compensation Amount	$ 1,815,985	2,559,457
Non-PEO NEO Average Compensation Actually Paid Amount	$ 535,986	2,459,573
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
“Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to our other NEOs (excluding the PEO) reflect the following adjustments from the Total Compensation reported in the Summary Compensation Table:

	Fiscal Year 2022		Fiscal Year 2023
	PEO	Average Compensation of NON-PEO NEO	PEO	Average Compensation of NON-PEO NEO
Summary Compensation Total	$11,253,966	$2,559,457	$7,464,497	$1,815,985
Change in Pension Value During Fiscal Year	$0	$(3,306)	$0	$0
Pension Service Cost During Fiscal Year	$0	$3,825	$0	$0
Grant Date Fair Value of Awards Granted in Fiscal Year	$(9,341,554)	$(1,737,070)	$(5,268,441)	$(821,972)
Fair Value of Outstanding Unvested Awards Granted in Fiscal Year at Year-End	$8,919,496	$1,600,130	$2,348,835	$322,535
Fair Value of Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$11,088
Change in Fair Value of Outstanding Unvested Awards Granted in Prior Fiscal Years	$267,216	$42,192	$(5,934,491)	$(686,816)
Change in Fair Value of Stock Awards Vested During the Fiscal Year	$44,121	$(5,655)	$112,701	$42,280
Fair Value as of Prior Fiscal Year-End of Unvested Awards Granted in Prior Fiscal Years	$0	$0	$0	$(147,114)
Compensation Actually Paid	$11,143,245	$2,459,573	$(1,276,899)	$535,986

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
The following graphs illustrate the relationships between the “compensation actually paid” to our PEO and non-PEO NEOs and the various metrics provided for this PvP analysis.
1.	CAP and Company TSR
The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs and Company TSR for the applicable reporting years. All TSR calculations are measured from the date of Separation, April 1, 2022, through the end of the corresponding fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
The following graphs illustrate the relationships between the “compensation actually paid” to our PEO and non-PEO NEOs and the various metrics provided for this PvP analysis.
3.	CAP and Net Income
The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs and the Company’s GAAP Net Income for the applicable reporting years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
The following graphs illustrate the relationships between the “compensation actually paid” to our PEO and non-PEO NEOs and the various metrics provided for this PvP analysis.
4.	CAP vs. Constant Currency Revenue
The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs and Constant Currency Revenue* for the applicable reporting years.

*
As explained above in footnote (5) to the PvP Table, for purposes of the Pay Versus Performance analysis we use Constant Currency Revenue excluding revenues derived from contract manufacturing and the impact of fluctuations in foreign currency exchange rates by comparing results between periods as if exchange rates had remained constant period-over-period since October 1, 2022. Due to the Separation date of April 1, 2022, our 2022 results include pre-Separation revenues for which there was no contract manufacturing in our results to be excluded.

Total Shareholder Return Vs Peer Group [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
The following graphs illustrate the relationships between the “compensation actually paid” to our PEO and non-PEO NEOs and the various metrics provided for this PvP analysis.
2.	Company TSR and Peer Group TSR
The graph below reflects the relationship between the Company TSR and Peer Group TSR for the applicable reporting years. All TSR calculations are measured from the date of Separation, April 1, 2022, through the end of the corresponding fiscal years.

Tabular List [Table Text Block]
List of Most Important Financial Performance Measures for Fiscal Year 2023
As described in greater detail in the “Our compensation philosophy, objectives and practices” section of this proxy statement, Embecta’s executive compensation program reflects a commitment to pay-for-performance. Listed below are the financial performance measures which in our assessment represent the most important performance measures we used to link compensation actually paid to our NEOs for fiscal year 2023, to Company performance.
Constant Currency Revenue(1)*
Constant Currency Revenue Growth %
Adjusted EBITDA $*
(1)
For purposes of this Pay Versus Performance analysis, Constant Currency Revenue and Constant Currency Revenue Growth % exclude revenues derived from contract manufacturing and the impact of fluctuations in foreign currency exchange between periods.

*
For a reconciliation of these non-GAAP financial measures to the most directly comparable GAAP financial measures and insights into how these non-GAAP measures are considered by management, please see Appendix A to this proxy statement.

Total Shareholder Return Amount	$ 50.82	94.82
Peer Group Total Shareholder Return Amount	68.52	79.69
Net Income (Loss)	$ 70,400,000	$ 223,600,000
Company Selected Measure Amount	1,134,300,000	1,114,600,000
PEO Name	Mr. Kurdikar	Mr. Kurdikar
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Constant Currency Revenue
Non-GAAP Measure Description [Text Block]
*
For a reconciliation of these non-GAAP financial measures to the most directly comparable GAAP financial measures and insights into how these non-GAAP measures are considered by management, please see Appendix A to this proxy statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Constant Currency Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Change in Pension Value During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0
PEO [Member] | Pension Service Cost During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Grant Date Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,268,441)	(9,341,554)
PEO [Member] | Fair Value of Outstanding Unvested Awards Granted in Fiscal Year at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,348,835	8,919,496
PEO [Member] | Fair Value of Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change in Fair Value of Outstanding Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,934,491)	267,216
PEO [Member] | Change in Fair Value of Stock Awards Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	112,701	44,121
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Change in Pension Value During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,306)
Non-PEO NEO [Member] | Pension Service Cost During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,825
Non-PEO NEO [Member] | Grant Date Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(821,972)	(1,737,070)
Non-PEO NEO [Member] | Fair Value of Outstanding Unvested Awards Granted in Fiscal Year at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	322,535	1,600,130
Non-PEO NEO [Member] | Fair Value of Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,088	0
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(686,816)	42,192
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,280	(5,655)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (147,114)	$ 0